FINANCIAL INSTRUMENTS (Details)	12 Months Ended								12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($) Customer	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Petrobras [Member] Charterer	Dec. 31, 2012 BG Group, plc [Member] Charterer	Dec. 31, 2012 Pertamina [Member] Charterer	Dec. 31, 2012 DUSUP [Member] Charterer	Dec. 31, 2012 PTNR [Member] Charterer	Dec. 31, 2012 Revenue [Member] Petrobras [Member]	Dec. 31, 2011 Revenue [Member] Petrobras [Member]	Dec. 31, 2010 Revenue [Member] Petrobras [Member]	Dec. 31, 2012 Interest Rate Swaps [Member] USD ($)		Dec. 31, 2011 Interest Rate Swaps [Member] USD ($)	Dec. 31, 2012 Interest Rate Swaps [Member] Minimum [Member]	Dec. 31, 2012 Interest Rate Swaps [Member] Maximum [Member]	Dec. 31, 2012 Foreign Currency Swaps [Member] British Pounds [Member] USD ($)	Dec. 31, 2012 Foreign Currency Swaps [Member] British Pounds [Member] GBP (£)	Dec. 31, 2012 Foreign Currency Swaps [Member] Norwegian Kroner [Member] USD ($)		Dec. 31, 2012 Foreign Currency Swaps [Member] Norwegian Kroner [Member] NOK		Dec. 31, 2011 Designated as Hedging Instrument [Member] Norwegian Kroner [Member] USD ($)	Dec. 31, 2010 Designated as Hedging Instrument [Member] Norwegian Kroner [Member] USD ($)	Dec. 31, 2012 Designated as Hedging Instrument [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 31, 2012 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] USD ($)	Dec. 31, 2011 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] USD ($)	Dec. 31, 2010 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] USD ($)	Dec. 31, 2012 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Other Financial Items, Net [Member] USD ($)	Dec. 31, 2011 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Other Financial Items, Net [Member] USD ($)	Dec. 31, 2010 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Other Financial Items, Net [Member] USD ($)	Dec. 31, 2012 Level 1 [Member] USD ($)	Dec. 31, 2012 Level 1 [Member] Carrying Value [Member] Non-Derivatives [Member] USD ($)	Dec. 31, 2011 Level 1 [Member] Carrying Value [Member] Non-Derivatives [Member] USD ($)	Dec. 31, 2012 Level 1 [Member] Fair Value [Member] Non-Derivatives [Member] USD ($)	Dec. 31, 2011 Level 1 [Member] Fair Value [Member] Non-Derivatives [Member] USD ($)	Dec. 31, 2012 Level 2 [Member] USD ($)	Dec. 31, 2012 Level 2 [Member] Carrying Value [Member] Non-Derivatives [Member] USD ($)		Dec. 31, 2011 Level 2 [Member] Carrying Value [Member] Non-Derivatives [Member] USD ($)	Dec. 31, 2012 Level 2 [Member] Carrying Value [Member] Derivatives [Member] USD ($)		Dec. 31, 2011 Level 2 [Member] Carrying Value [Member] Derivatives [Member] USD ($)		Dec. 31, 2012 Level 2 [Member] Fair Value [Member] Non-Derivatives [Member] USD ($)		Dec. 31, 2011 Level 2 [Member] Fair Value [Member] Non-Derivatives [Member] USD ($)	Dec. 31, 2012 Level 2 [Member] Fair Value [Member] Derivatives [Member] USD ($)		Dec. 31, 2011 Level 2 [Member] Fair Value [Member] Derivatives [Member] USD ($)
Grouping, Financial Statement Captions [Line Items]
Receiving floating, pay fixed, notional value												$ 759,590,000	[1]	$ 526,892,000												$ 466,800,000	$ 254,100,000
Maturity dates															2013	2018	2032	2032	2017	[2]	2017	[2]
Lower fixed interest rate range (in hundredths)												0.92%
Higher fixed interest rate range (in hundredths)												6.49%
Effective portion Gain (Loss) reclassified from Accumulated Other Comprehensive Loss																													0	0	0
Ineffective Portion																													(409,000)	(412,000)	(388,000)
Unrealized loss on interest rate swap derivatives																									5,100,000	3,900,000
Amount of gain/(loss) recognized in OCI on derivative (effective portion)																							0	0	(5,063,000)	1,113,000	934,000	(2,302,000)
Net foreign exchange (loss) gain	1,600,000	(1,200,000)	(2,700,000)
Notional Amount																	106,836,000	58,126,000	227,193,000	[2]	1,300,000,000	[2]
Average forward rate USD foreign currency																	1.838	1.838	5.722	[2]	5.722	[2]
Non Derivatives [Abstract]
Cash and cash equivalents																																	66,327,000	49,218,000	66,327,000	49,218,000
Restricted cash and short term investments																																	221,423,000	209,782,000	221,423,000	209,782,000
Long-term debt - floating																																						505,668,000		400,574,000					505,668,000		400,574,000
Long-term debt - fixed																																						0		222,310,000					0		219,966,000
Obligations under capital leases																																						412,371,000		405,843,000					412,371,000		405,843,000
High-yield bonds																																						233,804,000	[3]						234,708,000	[3]
Fair value of high yield bonds compared to face value (in hundredths)																																													100.50%
Derivatives [Abstract]
Interest rate swap asset	1,819,000																															0					1,819,000				1,819,000	[4],[5]	0	[4],[5]				1,819,000	[4],[5]	0	[4],[5]
Interest rate swaps liability	24,991,000																															0					24,991,000				24,991,000	[4],[5]	27,351,000	[4],[5]				24,991,000	[4],[5]	27,351,000	[4],[5]
Foreign currency swaps liability	20,527,000																															0					20,527,000				20,527,000	[5]	27,732,000	[5]				20,527,000	[5]	27,732,000	[5]
Fair value of derivative liability																										5,900,000	8,400,000
Notional amount of interest rate swaps												$ 759,590,000	[1]	$ 526,892,000												$ 466,800,000	$ 254,100,000
Concentration Risk [Line Items]
Number of customers	5
Number of time charters				2	2	1	1	1
Percentage, minimum (in hundredths)									30.00%	30.00%	30.00%

[1]	This includes the nominal value of the cross currency interest rate swap of $227.2 million described below.
[2]	This pertains to the cross currency interest rate swap described below.
[3]	Included within long-term debt-floating are high-yield bonds with a carrying value of $233.8 million as of December 31, 2012. The fair value of the high-yield bonds as of December 31, 2012 was $234.7 million, which is 100.50% of its face value.
[4]	The fair value/ carrying value of interest rate swap agreements that qualify and are designated as cash flow hedges as at December 31, 2012 and 2011, was $5.9 million (with a notional amount of $466.8 million) and $8.4 million (with a notional amount of $254.1 million), respectively. The expected maturity of these interest rate agreements is from November 2013 to March 2018.
[5]	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.